PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2025 and June 30, 2025.

	December 31, 2025 (Unaudited)	June 30, 2025

Office equipment at cost	$30,203	$25,078
Less: Accumulated depreciation	(25,806)	(25,078)

Total property, plant, and equipment	$4,397	$-

Depreciation expense for the three months ended December 31, 2025 and 2024 was $229 and $0, respectively. Depreciation expense for the six months ended December 31, 2025 and 2024 was $354 and $0, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2025	2024

Office equipment at cost	$25,078	$25,543
Less: Accumulated depreciation	(25,078)	(25,543)

Total property, plant, and equipment	$-	$-

Depreciation expense for the years ended June 30, 2025 and 2024 was $0 and $297, respectively.